Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 127,238,165	$ 8,403,196
Accounts receivable	3,464,401	2,621,239
Due from related parties [Note 11]	135,000	85,000
Inventory [Note 5]	28,257,942	13,718,840
Biological assets [Note 6]	12,069,851	2,935,144
Prepaid expenses, deposits, and other current assets	5,270,381	2,163,329
Total current	176,435,740	29,926,748
Non-current
Property, plant, and equipment [Note 7]	69,104,080	37,152,861
Intangible assets [Note 8]	252,357,676	189,802,136
Right-of-use assets [Note 9]	22,604,065	12,315,417
Goodwill [Notes 4 and 8]	92,321,934	84,837,304
Equity investments [Note 10]	503,509	427,399
Deposits and other assets	2,540,675	638,394
Total assets	615,867,679	355,100,259
Current
Trade payables	8,899,786	6,806,053
Accrued liabilities	8,706,813	5,123,865
Lease obligations - current portion [Note 9]	866,304	1,087,835
Purchase consideration payable [Notes 4 and 14]	9,053,057	9,831,700
Income tax payable [Note 20]	21,585,523	5,202,943
Debts payable - current portion [Note 12]	8,644,633	6,628,843
Total current liabilities	57,756,116	34,681,239
Non-current
Deferred tax liabilities	47,935,998	41,077,761
Warrant liability [Note 14]	151,949,611	36,874,124
Lease obligations - non-current portion [Note 9]	23,864,059	13,033,310
Contingent consideration [Notes 4 and 14]	22,961,412	22,656,980
Debts payable - non-current portion [Note 12]	53,587,948	37,366,818
Senior secured notes - non-current portion [Note 12]	103,652,963
Accrued interest payable [Note 12]	3,301,155	815,662
Total liabilities	465,009,262	186,505,894
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital [Note 13]	518,992,215	382,210,006
Treasury shares	(556,899)	(245,469)
Contributed surplus	60,035,984	28,879,225
Accumulated other comprehensive (loss) income	(5,765,218)	3,265,610
Deficit	(421,847,665)	(245,515,007)
Total shareholders' equity	150,858,417	168,594,365
Total liabilities and shareholders' equity	$ 615,867,679	$ 355,100,259